Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	1.84%	2.29%
Weighted average risk discount rate	5.44%	5.90%
Expense inflation	3.00%	3.00%
France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	0.44%	1.52%
Weighted average risk discount rate	1.27%	2.35%
Expense inflation	1.70%	1.70%
Risk discount rate	1.27%	2.35%
Risk margin	$ 130	$ 109